John Hancock
Small Cap Value Fund
Quarterly portfolio holdings 11/30/19

Fund’s investments
As of 11-30-19 (unaudited)
	Shares	Value
Common stocks 96.7%		$610,009,439
(Cost $499,190,521)
Consumer discretionary 6.2%		39,365,686
Auto components 2.0%
Cooper Tire & Rubber Company	187,970	5,417,295
Gentherm, Inc. (A)	171,970	7,196,945
Hotels, restaurants and leisure 0.5%
Aramark	69,050	3,013,342
Household durables 2.2%
Helen of Troy, Ltd. (A)	28,360	4,577,871
TRI Pointe Group, Inc. (A)	614,240	9,569,859
Specialty retail 0.5%
The Cato Corp., Class A	178,900	3,409,834
Textiles, apparel and luxury goods 1.0%
Kontoor Brands, Inc. (B)	172,400	6,180,540
Consumer staples 4.6%		28,846,796
Beverages 1.2%
C&C Group PLC	1,549,091	7,819,013
Food products 1.7%
Cranswick PLC	219,222	8,871,372
Post Holdings, Inc. (A)	14,693	1,551,581
Household products 1.7%
Spectrum Brands Holdings, Inc.	169,623	10,604,830
Energy 5.9%		36,981,990
Energy equipment and services 1.8%
Era Group, Inc. (A)	245,635	2,350,727
SEACOR Holdings, Inc. (A)	146,358	6,196,798
SEACOR Marine Holdings, Inc. (A)	210,038	2,484,750
Oil, gas and consumable fuels 4.1%
Dorian LPG, Ltd. (A)	475,653	6,825,621
Kosmos Energy, Ltd.	1,116,270	6,664,132
Magnolia Oil & Gas Corp., Class A (A)(B)	493,780	5,362,451
Scorpio Tankers, Inc.	206,383	7,097,511
Financials 19.5%		122,738,583
Banks 12.8%
1st Source Corp.	126,520	6,504,393
Atlantic Union Bankshares Corp.	235,140	8,888,292
Banc of California, Inc.	585,308	8,990,331
First Busey Corp.	243,340	6,472,844
First Midwest Bancorp, Inc.	555,020	11,966,231
Flushing Financial Corp.	276,648	5,864,938
Great Western Bancorp, Inc.	294,990	10,138,806
Hancock Whitney Corp.	55,137	2,239,114
International Bancshares Corp.	262,770	11,146,703
Synovus Financial Corp.	181,454	6,911,583
Webster Financial Corp.	34,586	1,683,992
Capital markets 1.0%
Ares Capital Corp.	59,240	1,109,565
Solar Capital, Ltd.	255,029	5,291,852
2	JOHN HANCOCK SMALL CAP VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance 4.0%
Alleghany Corp. (A)	4,800	$3,744,192
Argo Group International Holdings, Ltd.	27,000	1,776,060
Assured Guaranty, Ltd.	33,845	1,680,404
Kemper Corp.	110,841	8,193,367
Reinsurance Group of America, Inc.	12,690	2,099,687
White Mountains Insurance Group, Ltd.	6,955	7,698,629
Thrifts and mortgage finance 1.7%
Northwest Bancshares, Inc.	621,250	10,337,600
Health care 3.1%		19,585,082
Health care equipment and supplies 0.6%
Natus Medical, Inc. (A)	112,959	3,613,558
Health care providers and services 0.9%
AMN Healthcare Services, Inc. (A)	93,996	5,589,942
Health care technology 1.6%
Allscripts Healthcare Solutions, Inc. (A)	963,041	10,381,582
Industrials 29.9%		188,586,863
Aerospace and defense 0.9%
Astronics Corp. (A)	188,785	5,503,083
Air freight and logistics 1.5%
Forward Air Corp.	134,350	9,408,531
Building products 3.4%
American Woodmark Corp. (A)	122,460	12,601,134
Tyman PLC	2,719,287	8,836,030
Commercial services and supplies 5.5%
ACCO Brands Corp.	888,610	8,130,782
BrightView Holdings, Inc. (A)	225,970	3,624,559
Clean Harbors, Inc. (A)	25,480	2,105,922
Matthews International Corp., Class A	149,140	5,719,519
SP Plus Corp. (A)	170,818	7,490,369
Steelcase, Inc., Class A	409,680	7,423,402
Construction and engineering 2.1%
Primoris Services Corp.	187,500	4,128,750
Valmont Industries, Inc.	65,260	9,341,316
Electrical equipment 1.6%
Thermon Group Holdings, Inc. (A)	383,408	10,060,626
Machinery 7.9%
Albany International Corp., Class A	31,900	2,669,392
ESCO Technologies, Inc.	129,967	11,446,194
Luxfer Holdings PLC	475,008	8,298,390
Meritor, Inc. (A)	2,700	68,175
Mueller Industries, Inc.	418,640	13,141,110
TriMas Corp. (A)	457,017	14,158,385
Professional services 4.9%
CBIZ, Inc. (A)	100,745	2,706,011
Forrester Research, Inc.	163,179	6,515,737
FTI Consulting, Inc. (A)	5,750	626,693
Huron Consulting Group, Inc. (A)	198,070	13,280,594
ICF International, Inc.	88,820	7,969,819
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	3

	Shares	Value
Industrials (continued)
Road and rail 0.7%
Saia, Inc. (A)	49,710	$4,717,479
Trading companies and distributors 1.4%
GATX Corp.	106,580	8,614,861
Information technology 7.6%		47,752,995
Electronic equipment, instruments and components 4.0%
Belden, Inc.	242,600	13,037,324
Coherent, Inc. (A)	34,640	5,225,790
CTS Corp.	248,330	6,799,275
IT services 1.9%
WNS Holdings, Ltd., ADR (A)	183,885	11,606,821
Semiconductors and semiconductor equipment 1.4%
Onto Innovation, Inc. (A)	267,447	8,975,521
Software 0.3%
CDK Global, Inc.	39,370	2,108,264
Materials 5.9%		37,521,950
Chemicals 3.9%
Orion Engineered Carbons SA	576,520	10,481,134
Sensient Technologies Corp.	104,960	6,642,918
Stepan Company	75,600	7,325,640
Containers and packaging 0.3%
Sealed Air Corp.	57,570	2,172,116
Paper and forest products 1.7%
Louisiana-Pacific Corp.	32,190	954,755
Neenah, Inc.	136,650	9,945,387
Real estate 12.1%		76,382,446
Equity real estate investment trusts 12.1%
Alexander & Baldwin, Inc.	446,140	9,672,315
Brandywine Realty Trust	606,020	9,350,889
Corporate Office Properties Trust	332,350	9,697,973
DiamondRock Hospitality Company	553,142	5,697,363
Physicians Realty Trust	649,160	12,457,380
PotlatchDeltic Corp.	246,458	10,703,671
RPT Realty	831,180	12,284,840
Summit Hotel Properties, Inc.	537,790	6,518,015
Utilities 1.9%		12,247,048
Gas utilities 1.9%
New Jersey Resources Corp.	103,210	4,390,553
Spire, Inc.	68,552	5,307,296
UGI Corp.	58,535	2,549,199

	Yield (%)	Shares	Value
Short-term investments 5.2%			$32,844,079
(Cost $32,845,298)
Short-term funds 1.8%			11,444,079
John Hancock Collateral Trust (C)	1.7887(D)	1,143,687	11,444,079

4	JOHN HANCOCK SMALL CAP VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Par value^	Value
Repurchase agreement 3.4%		21,400,000
Deutsche Bank Tri-Party Repurchase Agreement dated 11-29-19 at 1.610% to be repurchased at $17,202,308 on 12-2-19, collateralized by $16,507,291 Federal National Mortgage Association, 4.000% due 3-1-49 (maturity value of $17,544,000)	17,200,000	17,200,000
Nomura Securities International, Inc. Tri-Party Repurchase Agreement dated 11-29-19 at 1.620% to be repurchased at $4,200,567 on 12-2-19, collateralized by $1,023,100 U.S. Treasury Notes, 1.625% - 1.875% due 3-15-20 to 6-30-20 (maturity value of $1,032,190) and $2,436,080 U.S. Treasury Inflation Indexed Bonds, 2.125% due 2-15-40 (maturity value of $3,251,825)	4,200,000	4,200,000

Total investments (Cost $532,035,819) 101.9%	$642,853,518
Other assets and liabilities, net (1.9%)	(11,977,686)
Total net assets 100.0%	$630,875,832

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-19. The value of securities on loan amounted to $11,196,880.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 11-30-19.
The fund had the following country composition as a percentage of net assets on 11-30-19:
United States	89.5%
United Kingdom	4.1%
India	1.8%
Luxembourg	1.7%
Ireland	1.2%
Monaco	1.1%
Other countries	0.6%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	5

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of November 30, 2019, by major security category or type:
	Total value at 11-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Consumer discretionary	$39,365,686	$39,365,686	—	—
Consumer staples	28,846,796	12,156,411	$16,690,385	—
Energy	36,981,990	36,981,990	—	—
Financials	122,738,583	122,738,583	—	—
Health care	19,585,082	19,585,082	—	—
Industrials	188,586,863	179,750,833	8,836,030	—
Information technology	47,752,995	47,752,995	—	—
Materials	37,521,950	37,521,950	—	—
Real estate	76,382,446	76,382,446	—	—
Utilities	12,247,048	12,247,048	—	—
Short-term investments	32,844,079	11,444,079	21,400,000	—
Total investments in securities	$642,853,518	$595,927,103	$46,926,415	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,143,687	$2,867,284	$19,011,400	$(10,433,265)	$(148)	$(1,192)	$3,657	—	$11,444,079
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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